SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Unaudited condensed interim consolidated financial statements:

a.Unaudited condensed interim consolidated financial statements:

The accompanying unaudited condensed interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") for interim financial information. In the opinion of management, the unaudited condensed interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial statements.

The balance sheet as of December 31, 2020 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited condensed interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2020, included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission ("SEC") on March 8, 2021. The significant accounting policies applied in the Company’s audited 2020 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited condensed interim consolidated financial statements, except for the policies noted in note 2d below.

Use of estimates:

b.Use of estimates:

The preparation of the condensed interim consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the condensed interim consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation:

c.Principles of consolidation:

The condensed interim consolidated financial statements include the accounts of Gilat Satellite Networks Ltd. and its subsidiaries in which the Company has a controlling voting interest. Inter-company balances and transactions have been eliminated upon consolidation.

Recently adopted accounting standard:

d.Recently adopted accounting standard:

On January 1, 2021, the Company adopted Accounting Standards Update (“ASU”) No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes” (ASU 2019-12), which simplifies the accounting for income taxes. The adoption did not have a material impact on our condensed interim consolidated financial statements during the six months ended June 30, 2021.

Recently issued accounting pronouncements - not yet adopted:

e.Recently issued accounting pronouncements – not yet adopted:

In March 2020, the FASB issued Update ASU 2020-04 'Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting' which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the reference rate reform. The amendments apply only to contracts and transactions that reference LIBOR or another reference rate expected to be discontinued as part of the reform. This ASU applies only to contracts or transactions entered into or evaluated before December 31, 2022. The Company continues to monitor what impact the discontinuance of LIBOR or another reference rate will have on the Company’s contracts and other transactions.